Note 2 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
Noninterest Income	2019	2018
(Dollar amounts in thousands)

Service charges on deposit accounts:
Overdraft fees	$841	$798
ATM banking fees	932	867
Service charges and other fees	413	249
Investment securities gains on sale, net (a)	194	-
Gain (loss) on equity securities (a)	94	(9)
Earnings on bank-owned life insurance (a)	431	428
Gain on sale of loans (a)	433	231
Revenue from investment services	528	385
Other income	975	779
Total noninterest income	$4,841	$3,728

Net gain (loss) on other real estate owned	$(123)	$(55)